Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of April 2014
Collection Period Start	1-Apr-14	Distribution Date	15-May-14
Collection Period End	30-Apr-14	30/360 Days	30
Beg. of Interest Period	15-Apr-14	Actual/360 Days	30
End of Interest Period	15-May-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	546,373,647.62	513,633,823.37	0.5684203
Total Securities		903,616,273.65	546,373,647.62	513,633,823.37	0.5684203
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	37,440,426.19	23,629,821.86	0.1652435
Class A-2b Notes	0.252200%	196,000,000.00	51,316,947.78	32,387,727.86	0.1652435
Class A-3 Notes	0.580000%	214,000,000.00	214,000,000.00	214,000,000.00	1.0000000
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	13,810,604.33	14,040.16	96.5776527	0.0981829
Class A-2b Notes	18,929,219.92	10,785.11	96.5776527	0.0550261
Class A-3 Notes	0.00	103,433.33	0.0000000	0.4833333
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,739,824.25	183,758.60

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,551,086.58
Monthly Interest				2,647,666.74
Total Monthly Payments				10,198,753.32

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				300,715.62
Aggregate Sales Proceeds Advance				11,588,986.70
Total Advances				11,889,702.32

Vehicle Disposition Proceeds:
Reallocation Payments				16,636,525.00
Repurchase Payments				935,565.13
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,948,453.51
Excess Wear and Tear and Excess Mileage				130,437.38
Remaining Payoffs				0.00
Net Insurance Proceeds				273,769.13
Residual Value Surplus				522,634.35
Total Collections				52,535,840.14

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,473,058.00			920
Involuntary Repossession	135,292.00			10
Voluntary Repossession	92,782.00			5
Full Termination	1,894,223.00			112
Bankruptcy	41,170.00			2
Insurance Payoff		267,555.33		15
Customer Payoff			130,568.59	6
Grounding Dealer Payoff			7,919,315.81	405
Dealer Purchase			3,172,015.68	148
Total	16,636,525.00	267,555.33	11,221,900.08	1,623

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of April 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	29,768	618,665,439.79	7.00000%	546,373,647.62
Total Depreciation Received		(8,717,102.41)		(7,194,295.57)
Principal Amount of Gross Losses	(37)	(704,005.64)		(631,236.83)
Repurchase / Reallocation	(54)	(1,023,568.31)		(935,565.13)
Early Terminations	(638)	(12,251,284.95)		(10,665,979.85)
Scheduled Terminations	(747)	(14,766,742.23)		(13,312,746.87)
Pool Balance - End of Period	28,292	581,202,736.25		513,633,823.37

Remaining Pool Balance
Lease Payment				98,934,374.34
Residual Value				414,699,449.03
Total				513,633,823.37

III. DISTRIBUTIONS

Total Collections					52,535,840.14
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					52,535,840.14

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					363,655.20
3. Reimbursement of Sales Proceeds Advance					14,238,275.62
4. Servicing Fee:
Servicing Fee Due					455,311.37
Servicing Fee Paid					455,311.37
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					15,057,242.19

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					14,040.16

Class A-2 Notes Monthly Interest Paid					14,040.16
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					10,785.11

Class A-2 Notes Monthly Interest Paid					10,785.11
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					103,433.33

Class A-3 Notes Monthly Interest Paid					103,433.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of April 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	183,758.60
Total Note and Certificate Monthly Interest Paid	183,758.60
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	37,294,839.35

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,739,824.25

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	32,739,824.25
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,555,015.10

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of April 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,555,015.10
Gross Reserve Account Balance		18,109,259.20
Remaining Available Collections Released to Seller		4,555,015.10
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.25
Monthly Prepayment Speed		114%
Lifetime Prepayment Speed		86%

	$	units
Recoveries of Defaulted and Casualty Receivables	581,476.21
Securitization Value of Defaulted Receivables and Casualty Receivables	631,236.83	37
Aggregate Defaulted and Casualty Gain (Loss)	(49,760.62)
Pool Balance at Beginning of Collection Period	546,373,647.62
Net Loss Ratio	-0.0091%

Cumulative Net Losses for all Periods	0.1744%	1,575,755.08

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,967,614.81	171
61-90 Days Delinquent	955,349.18	57
91-120+ Days Delinquent	149,567.36	9
Total Delinquent Receivables:	4,072,531.35	237
60+ Days Delinquencies as Percentage of Receivables	0.20%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	16,367,281.00	1029
Securitization Value	16,800,536.11
Aggregate Residual Gain (Loss)	(433,255.11)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	74,881,142.06	4,712
Cumulative Securitization Value	80,572,706.12
Cumulative Residual Gain (Loss)	(5,691,564.06)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		23,995,802.30
Reimbursement of Outstanding Advance		14,238,275.62
Additional Advances for current period		11,588,986.70
Ending Balance of Residual Advance		21,346,513.38

Beginning Balance of Payment Advance		846,087.85
Reimbursement of Outstanding Payment Advance		363,655.20
Additional Payment Advances for current period		300,715.62
Ending Balance of Payment Advance		783,148.27

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of April 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No